Unaudited Interim Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
REVENUES:
Revenues	$ 97,640	$ 98,044
Commissions	(3,644)	(4,244)
Net revenues	93,996	93,800
EXPENSES:
Voyage expenses	(31,787)	(5,083)
Vessel operating expenses	(35,799)	(32,543)
Depreciation	(26,565)	(24,706)
General and administrative expenses
- Management fee to related parties	(9,013)	(9,047)
- Company administration expenses	(1,332)	(1,120)
Operating income/(loss)	(10,500)	21,301
OTHER (EXPENSE)/INCOME:
Interest expense	(12,292)	(14,008)
Other finance cost	(359)	(117)
Interest income	519	821
Loss on derivatives	(736)	0
Foreign currency (loss)/gain	434	(82)
Amortization and write-off of deferred finance charges	(896)	(678)
Net income/(loss)	(23,830)	7,237
Less Preferred dividend	5,746	5,745
Less mezzanine equity measurement	135	304
Net income/(loss) available to common shareholders	$ (29,711)	$ 1,188
Earnings/(loss) per share in U.S. Dollars, basic and diluted (in USD per share)	$ (0.29)	$ 0.01
Weighted average number of shares, basic and diluted (in shares)	103,067,556	101,412,749